Consolidated Income Statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [Abstract]
Turnover	€ 53,715	€ 52,713	€ 53,272
Operating profit	8,857	7,801	7,515
After (charging)/crediting non underlying items	(543)	(823)	(796)
Net finance costs	(877)	(563)	(493)
Finance income	157	115	144
Finance costs	(556)	(584)	(516)
Pensions and similar obligations	(96)	(94)	(121)
Net finance cost non-underlying items	(382)
Share of net profit/(loss) of joint ventures and associates	155	127	107
Other income/(loss) from non-current investments and associates	18	104	91
Profit before taxation	8,153	7,469	7,220
Taxation	(1,667)	(1,922)	(1,961)
After crediting tax impact of non-underlying items	655	213	180
Net profit	6,486	5,547	5,259
Attributable to:
Non-controlling interests	433	363	350
Shareholders' equity	€ 6,053	€ 5,184	€ 4,909
Combined earnings per share
Basic earnings per share (€)	€ 2.16	€ 1.83	€ 1.73
Diluted earnings per share (€)	€ 2.15	€ 1.82	€ 1.72